Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 60,847	$ 8,822	¥ 57,616
Unreserved retained earnings /(losses)	(70,271)	(10,188)	447,469
Total retained earnings (accumulated losses)	¥ (9,424)	$ (1,366)	¥ 505,085